Reverse Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2022
Disclosure Of Reserve Repurchase Agreements Non-Trading [Abstract]
Reverse Repurchase Agreements - Non Trading	12. REVERSE REPURCHASE AGREEMENTS – NON TRADING

	30 June 2022	31 December 2021
	£m	£m
Agreements with banks	475	447
Agreements with customers	8,318	12,236
	8,793	12,683